Document And Entity Information	12 Months Ended
Dec. 31, 2025
Document Information Line Items
Entity Central Index Key	0001785566
Document Type	F-1
Entity Registrant Name	Zhongchao Inc.
Entity Incorporation, State or Country Code	E9
Entity Primary SIC Number	8200
Entity Address, Address Line One	Room 2504
Entity Address, Address Line Two	OOCL Tower
Entity Address, Address Line Three	841 Yan’an Middle Road
Entity Address, City or Town	Jing’An District
Entity Address, Country	CN
Entity Address, Postal Zip Code	200040
City Area Code	021
Local Phone Number	32205987
Entity Emerging Growth Company	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, Postal Zip Code	19711
City Area Code	+1 (302)
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates
Entity Address, State or Province	DE